Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Net income (loss) including noncontrolling interests		$ (677)	$ 526
Net income		(680)	503
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[1]	(24)	111
Changes in unrealized net gains (losses) on investment securities	[2]	16	(13)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[3]	(31)	8
Net realized (gains) losses on investment securities	[4]		1
Net pension and other postretirement benefit costs	[5]	8	25
Total other comprehensive income (loss)		(31)	132
Comprehensive income (loss) including noncontrolling interests		(708)	658
Comprehensive income attributable to noncontrolling interests		3	24
Comprehensive income (loss)		(711)	634
Virginia Electric and Power Company
Net income		20	184
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[6]	(7)	5
Changes in unrealized net gains (losses) on investment securities	[7]	2
Amounts reclassified to net income:
Total other comprehensive income (loss)		(5)	5
Comprehensive income (loss)		15	189
Dominion Energy Gas Holdings, LLC
Net income (loss) including noncontrolling interests		226	213
Net income		190	180
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[8]	(27)	14
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[9]	3	(2)
Net pension and other postretirement benefit costs	[10]	1	1
Total other comprehensive income (loss)		(23)	13
Comprehensive income (loss) including noncontrolling interests		203	226
Comprehensive income attributable to noncontrolling interests		35	34
Comprehensive income (loss)		$ 168	$ 192

[1]	Net of $5 million and $(37) million tax for the three months ended March 31, 2019 and 2018, respectively.
[2]	Net of $(6) million and $4 million tax for the three months ended March 31, 2019 and 2018, respectively.
[3]	Net of $10 million and $(3) million tax for the three months ended March 31, 2019 and 2018, respectively.
[4]	Net of $— million tax for both the three months ended March 31, 2019 and 2018.
[5]	Net of $(14) million and $(1) million tax for the three months ended March 31, 2019 and 2018, respectively.
[6]	Net of $2 million and $(2) million tax for the three months ended March 31, 2019 and 2018, respectively.
[7]	Net of $(1) million and $1 million tax for the three months ended March 31, 2019 and 2018, respectively.
[8]	Net of $9 million and $(5) million tax for the three months ended March 31, 2019 and 2018, respectively.
[9]	Net of $— million and $1 million tax for the three months ended March 31, 2019 and 2018, respectively.
[10]	Net of $(1) million tax for both the three months ended March 31, 2019 and 2018.